Segment Information (Details) - Schedule of Long-Lived Assets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 24,603	$ 26,051
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	4	1
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 24,599	$ 26,050